CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands		12 Months Ended
	Dec. 03, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 ILS (₪) ₪ / shares	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Convertible bonds, aggregate par value		$ 10,000
Proceeds from private placement	$ 10,125,000
Fair value of the Bonds, including accrued interest		28,371,000	$ 35,752,000
Series L Convertible Bonds [Member]
Debt Instrument [Line Items]
Convertible bonds, aggregate par value		$ 36,772,000		₪ 143,500
Bond purchase price expressed as a percentage of par value		96.50%
Convertible bonds, annual interest rate		5.00%
Issuance cost		$ 741,000
Proceeds from private placement		$ 37,852,000
Date of first required payment		Mar. 31, 2016
Convertible bonds, conversion price | (per share)		$ 8.61		₪ 33.605
Fair value of the Bonds, including accrued interest		$ 35,926,000 [1]	$ 35,752,000

[1]	include accrued interest of 463